Financial and capital risk management - Financial counterparties' ratings (Details 12) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		$ 5,029	$ 4,797
Cash And Cash Equivalents Current [Member] | Moody Aa 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		36	32
Cash And Cash Equivalents Current [Member] | Moody Aa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		726	342
Cash And Cash Equivalents Current [Member] | Moody Aa 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		190	239
Cash And Cash Equivalents Current [Member] | Moody A 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		1,602	1,746
Cash And Cash Equivalents Current [Member] | Moody A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		736	938
Cash And Cash Equivalents Current [Member] | Moody A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		713	918
Cash And Cash Equivalents Current [Member] | Moody Baa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		51	7
Cash And Cash Equivalents Current [Member] | Moody Ba 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	[1]	798	411
Cash And Cash Equivalents Current [Member] | Moody Ba 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	[1]	177	164
Derivatives [member]
IfrsStatementLineItems [Line Items]
Credit exposure		1,081	538
Derivatives [member] | Moody Aa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure			5
Derivatives [member] | Moody A 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		139	97
Derivatives [member] | Moody A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		296	145
Derivatives [member] | Moody A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		52	62
Derivatives [member] | Moody Ba 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	[1]	426	174
Derivatives [member] | Moody Ba 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	[1]	$ 168	$ 54

[1]	A substantial part of the balances is held with financial institutions in Brazil and, in local currency, they are deemed investment grade.